December 6, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549-1004

ATTN:           Mr. Mark Cowan, Document Control - EDGAR
RE:             Form N-14 Pre-Effective Amendment No. 1 for
                AXP Variable Portfolio - Investment Series, Inc.
                File No. 333-129012


Registrant is filing Pre-Effective Amendment No. 1 to Form N-14 pursuant to Rule 473(b) under the Securities Act of 1933, as amended, for the purpose of declaring the Registration Statement effective.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, Registrant respectively requests that the effective date of the above-mentioned Registration Statement be accelerated and declared effective on December 6, 2005, or as soon as practicable thereafter. A letter on behalf of the Principal Underwriter also is accompanying this filing.

Responses to comments received via email on November 11, 2005, on the above-mentioned Registration Statement for the combined proxy
Statement/prospectus and Statement of Additional Information are outlined below.

Comment 1.                  Proxy Statement Overview

                a. The overview of the changes being recommended states that until the fund is sure that a quorum has been reached (50% of existing shares), it will continue to contact shareholders asking them to vote. Please confirm to the staff whether this pertains to shares voted by contract owners or merely the shares held (and voted) by the separate accounts.

Response:       Quorum will be determined based on the number of shares held by the separate accounts. For purposes of determining how those shares will be voted, the fund will use the procedures described in Section B - Voting.

                b. Is the Merger Proposal dependent on the other proposal?
If so, state that fact, including disclosure about what action the BOD's would take in the event that the merger is approved but the other proposals are not.

Response:       The merger proposal is not dependent on any other proposal.

Comment 2.                  Summary (p. 9)

                a. With respect to the investment strategies, please highlight any differences, if any, between the Buying Fund and the Selling Fund.

Response:       The proxy statements have been revised (See Attachment A).
                                                                            -
                b. Please compare and contrast the Funds' Risks and identify the difference in the level of risk exposure for each fund and the resulting consequences to the selling fund's shareholders instead of just listing them.

Response:       The proxy statements have been revised (See Attachment B).

                c. For clarity, please identify each fund as the Buying Fund or the Selling Fund next to the fund's name.

Response:       Headings have been revised to identify each fund as either the
Buying Fund or the Selling Fund.

Comment 3.                  Performance (p. 14)

                Please base the Funds' average annual total returns on calendar years. Currently, performance is based on the periods ending September
30, 2005. Item 5 or Form N 14 requires disclosure of information required by
Item 2 of Form N 1A (can be incorporated by reference). Item 2 of Form N 1A requires information for a calendar year.

Response: The performance information in the table is intended to provide more current information for shareholders reviewing the merger proposal. The performance information required by Form N-14, on the other hand, is incorporated by reference from the prospectus as described in the chart on page 5 ("Where to Get More Information").


Comment 4.                  Fees and Expenses (pp. 15-16)

                a. Please disclose in the narrative that a vote in favor of the reorganization will result in higher fees.

Response:       Complied. The following statement has been added to the Fees and
Expenses narrative with respect to the VP Strategy Aggressive Fund reorganization:

         As of the end of the most recent fiscal year, the expense ratios for the Buying Fund were higher than the expense ratios for the Selling Fund, adjusted to reflect current fees. As a result, approval of the Reorganization, may result in higher expenses for the Selling Fund shareholders.

                b. With respect to the Strategy Aggressive Fund reorganization, please disclose in the narrative to the fee table that separate account expenses are not reflected and that expenses would be higher if such expense were reflected.

Response:       The following statement has been added in the narrative to the fee table of the Strategy Aggressive Fund: The table does not reflect the expenses that apply to the subaccount or the contracts. Inclusion of these charges would increase expenses for all periods shown.

                c. Please clarify the statement that there are no sales charges for the purchase or sale of fund shares because deferred sales charges may be imposed at the contract level.

Response:       The following revision in italics has been made to the statement about sales charges, under Table A-2, for both funds:

     Because each Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. [italic] However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal.[/italic]


                d. Does the last sentence in footnote (a) refer to a proposed schedule? Please clarify.

Response:       Yes, this sentence refers to a proposed schedule. The second to the last sentence has been modified to read: "If this Reorganization is not approved, [name of fund]'s management schedule will be modified and fees will be lower."

                e. With respect to footnote (a), what is the justification for using a Lipper index to determine a performance fee rather than a broad based index?

Response: RiverSource Investments, LLC and the Board believe that the Lipper indexes are an appropriate measure of investment performance consistent with the requirements of Section 205 of the Investment Advisers Act of 1940. Section 205 requires use of an "appropriate" index of securities prices, not necessarily a "broad-based" index. Directors consider factors such as volatility, diversification of holdings, types of securities owned and objectives of the investment company in determining whether an index is appropriate for a particular investment company. The analysis used by the Board to determine that Lipper indexes were appropriate is detailed in IDS Financial Corporation (pub. avail. July 26, 1991).

                f. Please state that the annual fund operating expenses are based on the fiscal year ended August 31, 2005.

Response:       Headings for the table showing annual operating expenses for each fund have been revised to state that annual fund operating expenses shown are as of fiscal year ended Aug. 31, 2005.

                g. Please clearly identify the Accounting Survivor in the appropriate column of the Fee Table.

Response:       Headings have been revised to identify each fund as either the
Buying Fund or the Selling Fund.


                h. Please clearly identify whether there is a contractual waiver, if so, please state the time period and whether reimbursement will be sought.

Response:       Contractual waivers, if any, are disclosed in the footnotes to the table, including time period and the fact that no reimbursement will be sought (See footnotes (f) and (g) for VP Strategy Aggressive).

Comment 5.                  The Reorganization (p. 21)

                a. Please disclose the Board's conclusions with respect to the relative performance records of the Funds.

Response:      Paragraphs about Board's conclusions with respect to the relative performance records of the Funds have been revised (See Attachment C).

                b. Please define what constitutes a quorum. Will the presence of the insurance company be sufficient or will the company solicit votes from a specified percentage of contract owners before mirror voting.

Response:       See our response to Comment 1.

Comment 6.                  Elect Board Members (p. 23)

                It appears the Fund does not have a standing nominating committee. If so, please state the basis for the board's view that it is appropriate for the registrant not to have such a committee and identify each director who participates in the consideration of director nominees. Item 7(d)(2) and Item 22(b) of Schedule 14A.

Response:       The funds have a standing nominating committee and it is named
Board Effectiveness Committee. Detailed description of this committee is given on page 27 and its charter is included as Exhibit E.

Comment 7.                  Transfer Agent Services (p. 32)

                Is it the management fee that will be reduced to reflect the elimination of transfer agent services?

Response:       Yes. See paragraph B on page 34 (VP Strategy Aggressive): "The fee under the proposed IMS agreement will be reduced to reflect the elimination of the transfer agent services."

Comment 8.              Proxy Voting and Shareholder Meeting Information (p. 39)

                Please state the record date with respect to the solicitation.
Item 6(a) of Schedule 14A.

Response:       Record date with respect to the solicitation is stated on pg.2:

          If you were a contract holder on Dec. 16, 2005, you may vote at the meeting or any adjournment of the meeting.

Comment 9.                  Table C-6 (p. 44)

                With respect to the Strategy Aggressive Fund reorganization, please fix the column headings for Table C-6.

Response:       The headings for Table C-6 with respect to Strategy Aggressive
Fund reorganization have been fixed accordingly.

Comment 10.                 Section B (p. B1)

                Why is the pertinent info regarding Proposal 4 (i.e., increase in advisory fees) in an exhibit? The fee schedules should appear within the body of the proposal with prominent language that a vote in favor of the proposal will result in increased fees.

Response:       In Proposal 4, Selling Fund shareholders are voting with respect to the management agreement for the Selling Fund, which will be in place for a short period of time prior to the merger. That agreement does not include a fee increase. Exhibit B reflects the proposal on which the Buying Fund shareholders will vote and does include a fee increase. All of the pro forma information in Proposal 1 regarding the merger reflects the proposed new fee for the Buying Fund. The Board deliberations outline the fact that the fees for the Buying Fund are likely to be higher than the Selling Fund. The fee table also reflects the proposed new fees. The following statement has been added to footnote b of the fee table:

     (b) The management fee ratio reflects what the ratio would be under the proposed revised management fee schedule. For more information on the proposed change in the management fee, please refer to Exhibit B.

Comment 11.                 Pro Forma Financial Statements (Proposals 1 and 2)

                Please identify the surviving Fund in the heading to the pro forma combined columns. Also, please provide the staff with your NAST analysis of the Accounting Survivor.

Response:       Headings have been revised to identify each fund as either the
Buying Fund or the Selling Fund.

         At meetings of the Funds' Boards of Directors in June, September and November 2005, RiverSource Investments, LLC, the investment manager for each of the Buying Funds and the Selling Funds in the proposed mergers, presented relevant information, which was also discussed with RiverSource Funds Auditors, that, in each case, demonstrates that the Buying Fund is the proper accounting survivor with respect to the proposed merger based upon the guidance of the Commission Staff in North American Security Trust (pub. avail. August 5, 1994). RiverSource Investments, LLC, the investment manager for each of the Buying Funds and the Selling Funds in the proposed mergers, believes that, in each case, the Buying Fund is the proper accounting survivor with respect to the proposed merger based upon the guidance of the Commission Staff in North American Security Trust (pub. avail. August 5, 1994). In North American Security Trust, the Staff stated that it would not recommend enforcement action under Rule 482 under the Securities Act of 1933 Act, as amended, or Rule 34b-1 under the Investment Company Act of 1940, as amended, if an investment company formed as a result of merging three investment companies advertised its historical performance using, for periods prior to the reorganization, the performance data of the predecessor investment company that it most closely resembled. The Staff stated that, in determining whether any predecessor investment company resembles a new or surviving investment company closely enough to justify the use of the predecessor investment company's performance, the factors to be considered are the investment companies': (i) investment advisers; (ii) investment objectives, policies, and restrictions; (iii) expense structures and expense ratios; (iv) asset sizes; and (v) portfolio compositions. The Staff also stated that the survivor of a business combination for accounting purposes (i.e., the investment company whose financial statements are carried forward) would typically be the investment company whose historical performance may be used by a new or surviving investment company. We understand that the factors used by accountants to determine the accounting survivor of a business combination are essentially identical to those articulated by the Staff in North American Security Trust.

Applying the North American Security Trust factors to the proposed mergers strongly suggests that, in each case, the Buying Fund would be considered the accounting survivor for each proposed merger:

Proposed Merger of VP Strategy Aggressive Fund (Selling Fund) into VP Mid Cap Growth Fund (Buying Fund)

The Buying Fund and the Selling Fund share the same investment objective. However, the combined fund following the completion of the proposed merger will have the same policies and restrictions as the Buying Fund, rather than those of the Selling Fund. In addition, although the Selling Fund and the Buying Fund have the same investment manager and portfolio manager, the portfolio manager has only served the Selling Fund for a short period of time, and, therefore, the combined fund's portfolio composition is expected to be more similar to that of the Buying Fund. Moreover, the expense structure of the combined fund will be the same as that of the Buying Fund, rather than the Selling Fund. Based on the total net assets as of September 30, 2005, however, the Selling Fund is larger than the Buying Fund. Although the Selling Fund is larger in size, the investment manager believes that the totality of the factors discussed above, taken together, suggests that the combined fund will more closely resemble the Buying Fund, and that the Buying Fund is thus the proper accounting survivor of the proposed merger.

Proposed Merger of VP New Dimensions Fund (Selling Fund) into VP Large Cap Equity Fund (Buying Fund)

The Buying Fund and the Selling Fund share the same investment objective and expense structure. However, the combined fund following the completion of the proposed merger will have the same policies and restrictions as the Buying Fund, rather than those of the Selling Fund. Importantly, whereas the Selling Fund had historically been run as a growth fund, the combined fund will be run as a core fund, which is consistent with the Buying Fund's strategy. In addition, although the Selling Fund and the Buying Fund have the same investment manager and portfolio management team, the portfolio management team has only served the Selling Fund for a short period of time, and, therefore, the combined fund's portfolio composition is expected to be more similar to that of the Buying Fund. Based on the total net assets as of September 30, 2005, however, the Selling Fund is modestly larger than the Buying Fund. Although the Selling Fund is larger in size, the investment manager believes that the totality of the factors discussed above, taken together, suggests that the combined fund will more closely resemble the Buying Fund, and that the Buying Fund is thus the proper accounting survivor of the proposed merger.

Comment 12.      Notes to the Pro Forma Financial Statements (Proposals 1 and 2)

                a. Because no adjustments are shown on the pro forma combined schedule of investments, include a statement to the effect that as of August 31, 2005 all of the securities held by the target fund would comply with the compliance guidelines and/or investment restrictions of the acquiring fund.

Response:       The following paragraph will be added to Note 1 of the Notes to
Pro Forma Financial Statements:

          As of Aug. 31, 2005, all securities held by [Target Fund] would comply with the compliance guidelines and/or investment restrictions of [Acquiring Fund].

                b. Include in the notes to the pro forma financial statements notes relating to portfolio security valuation policies and the tax status of the combined entity.

Response:       The following paragraphs will be inserted into the Notes to Pro
Forma Financial Statements as Note 2:

         Valuation of Securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities at the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost.

         Federal Taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Comment 13.                 Tax Section

               Are there any tax consequences resulting from the sale of fund securities?

Response:       There will be no tax consequences resulting from the sale of fund securities.

Comment 14.                 Independent Auditor's Consent

                   Please include the consent of the Fund's independent auditors, dated within five days of the filing date.

Response:      The Independent auditor's Consents will be filed in Pre-Effective
Amendment No.1. These consents will be dated appropriately.


Comment 15.        We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the fund and its management are in possession of all facts relating to the fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:         So noted.

         ATTACHMENT A

Proposed Merger of Variable Portfolio Strategy Aggressive Fund (Selling Fund) into Variable Portfolio Mid Cap Growth Fund (Buying Fund)

Comparison of Investment Strategies:

Prior to October 2005, the Selling Fund was required to invest at least 65% of its total assets in the equity securities of small- and medium sized companies. The Buying Fund has and, since October 2005, the Selling Fund has had, a policy to invest at least 80% of its net assets in the common stocks of mid-capitalization companies.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below: . . . .

Proposed Merger of Variable Portfolio New Dimensions Fund (Selling Fund) into Variable Portfolio Large Cap Equity Fund (Buying Fund) Comparison of Investment
Strategies: Prior to October 2005, the Selling Fund was managed as a growth fund and was permitted to invest up to 30% of its total assets in foreign investments. The Buying Fund has, and, since October 2005, the Selling Fund has had, a policy to invest at least 80% of its net assets in the common stocks of equity securities of companies with market capitalization greater than $5 billion at the time of purchase. Additionally, the Buying Fund is, and, since October 2005, the Selling Fund has been, managed as a core fund, with portions of the Fund's portfolio uniquely dedicated to "growth," "value," and "core" investing, with no more than 20% available to invest in foreign investments.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below: . . . .

ATTACHMENT B

Proposed Merger of Variable Portfolio Strategy Aggressive Fund (Selling Fund) into Variable Portfolio Mid Cap Growth Fund (Buying Fund)

The principal risks of investing in each of the Selling Fund and the Buying Fund are similar. However, because more of its net assets may be invested in the securities of smaller-capitalization companies, the Selling Fund bears the increased risks of these types of securities, which are similar to the risks of securities of mid-capitalization companies.

The principal risks associated with an investment in each of the Selling Fund and the Buying Fund are shown below:

Proposed Merger of Variable Portfolio New Dimensions Fund (Selling Fund) into Variable Portfolio Large Cap Equity Fund (Buying Fund) Prior to November 2005, the Selling Fund had increased risks of "style" specific investing, highlighted in Market Risk, as the Fund emphasized "growth" stocks. Since October 2005, the principal risks of investing in each of the Selling Fund and the Buying Fund are identical and are shown below:

ATTACHMENT C

For VP New Dimensions:

     o Performance and Other Factors. The Board considered the relative performance records of the Funds. The Board took into account the better overall track record of the Buying Fund, when compared to the Selling Fund, over the past three years, noting that the difference in performance between the two Funds was attributable to the fact that, prior to October 2005, both Funds had materially different investment strategies. While the Board was cognizant of the fact that the Buying Fund's past performance is no guarantee of its future results, it did recognize that the better three year track record of the Buying Fund could help attract more assets into the combined Fund and therefore could help reduce the rate of outflows that have been experienced by the Selling Fund. The Board considered that reduced outflows or increased inflows could help the Selling Fund shareholders achieve further economies of scale (see "Economies of Scale" above).

          The Board also considered the fact that the Funds currently have substantially similar investment objectives, the same investment strategies, and substantially similar holdings and, absent the Reorganization, the two Funds are likely to compete against each other for the same investor base and, thus, could draw assets away from the other Fund. The Reorganization should allow for a concentrated selling effort thereby potentially benefiting both Funds. The Board further took into account the investment manager's belief that the Selling Fund, as a stand-alone Fund, was unlikely to experience any growth in assets as a result of investor net inflows (i.e., after taking into account outflows).

For VP Strategy Aggressive:

     o Performance and Other Factors. The Board considered the relative performance records of the Funds. The Board accorded particular weight to the Buying Fund's stronger long-term track record. The Board recognized that the difference in performance between the two Funds was attributable to the fact that, prior to October 2005, both Funds had materially different investment strategies. While the Board was cognizant of the fact that the Buying Fund's past performance is no guarantee of its future results, it did recognize that the better long-term track record of the Buying Fund could help attract more assets into the combined Fund and therefore could help reduce the rate of outflows that have been experienced by the Selling Fund. The Board considered that reduced outflows or increased inflows could help the Selling Fund shareholders achieve further economies of scale (see "Economies of Scale" above).

          The Board also considered the fact that the Funds have a virtually identical investment objective, the same investment strategies, and substantially similar holdings and, absent the Reorganization, the two Funds are likely to compete against each other for the same investor base and, thus, could draw assets away from the other Fund. The Reorganization should allow for a concentrated selling effort thereby potentially benefiting both Funds. The Board further took into account the investment manager's belief that the Selling Fund, as a stand-alone Fund, was unlikely to experience any growth in assets as a result of investor net inflows (i.e., after taking into account outflows).

Please contact Christopher O. Petersen at 612-671-4321 or Boba Selimovic at 612-671-7449 with any questions or comments.

Sincerely,


/s/ Leslie L. Ogg
-----------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary
    Enclosure: Pre-Effective Amendment No. 1

December 6, 2005


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549-1004

ATTN:    Mr. Mark Cowan, Document Control - EDGAR

RE:      Form N-14 Pre-Effective Amendment No. 1
         AXP Variable Portfolio - Investment Series, Inc.
         File No. 333-129012

Dear Mr. Cowan:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, IDS Life Insurance Company, the Principal Underwriter, respectively requests that the effective date of the above-mentioned Registration Statement be accelerated and declared effective on December 6, 2005, or as soon as practicable thereafter.

Sincerely,

IDS Life Insurance Company
(Principal Underwriter)




By: /s/ Eric Marhoun
-----------------------
        Eric Marhoun
        General Counsel
        IDS Life Insurance Company